Intangible Assets	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Intangible Assets
17.	INTANGIBLE ASSETS

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2020	$5,693.4	$15,855.0	$33,024.0	$8,302.9	$62,875.3
Additions	—	6,035.2	1,292.0	2,863.1	10,190.3
Disposals or retirements	—	—	(48.8)	—	(48.8)
Effect of exchange rate changes	(75.9)	(3.4)	(17.3)	(1.3)	(97.9)

Balance at June 30, 2020	$5,617.5	$21,886.8	$34,249.9	$11,164.7	$72,918.9

Accumulated amortization and impairment

Balance at January 1, 2020	$—	$9,823.8	$26,502.1	$5,896.4	$42,222.3
Additions	—	1,021.9	1,856.2	486.3	3,364.4
Disposals or retirements	—	—	(48.8)	—	(48.8)
Effect of exchange rate changes	—	(3.3)	(10.3)	(1.0)	(14.6)

Balance at June 30, 2020	$—	$10,842.4	$28,299.2	$6,381.7	$45,523.3

Carrying amounts at January 1, 2020	$5,693.4	$6,031.2	$6,521.9	$2,406.5	$20,653.0

Carrying amounts at June 30, 2020	$5,617.5	$11,044.4	$5,950.7	$4,783.0	$27,395.6

Cost

Balance at January 1, 2021	$5,436.6	$22,161.7	$36,239.0	$11,277.6	$75,114.9
Additions	—	1,005.0	3,708.2	90.7	4,803.9
Disposals or retirements	—	—	(13.8)	—	(13.8)
Effect of exchange rate changes	(28.2)	1.1	2.1	0.2	(24.8)

Balance at June 30, 2021	$5,408.4	$23,167.8	$39,935.5	$11,368.5	$79,880.2

Accumulated amortization and impairment

Balance at January 1, 2021	$—	$12,226.2	$30,111.7	$7,008.9	$49,346.8
Additions	—	1,334.1	2,068.5	605.8	4,008.4
Disposals or retirements	—	—	(12.6)	—	(12.6)
Effect of exchange rate changes	—	1.1	1.3	0.1	2.5

Balance at June 30, 2021	$—	$13,561.4	$32,168.9	$7,614.8	$53,345.1

Carrying amounts at January 1, 2021	$5,436.6	$9,935.5	$6,127.3	$4,268.7	$25,768.1

Carrying amounts at June 30, 2021	$5,408.4	$9,606.4	$7,766.6	$3,753.7	$26,535.1

The Company’s goodwill has been tested for impairment at the end of the annual reporting period and the recoverable amount is determined based on the value in use. The value in use was calculated based on the cash flow forecast from the financial budgets covering the future five-year period, and the Company used annual discount rate of 8.0% in its t
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st of impairment as of December 31, 2020 to reflect the relevant specific risk in the cash-generating unit.